Fees Summary	Jul. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 608,200,500.00
Previously Paid Amount	0.00
Total Fee Amount	93,115.50
Total Offset Amount	0.00
Net Fee	93,115.50
Narrative - Max Aggregate Offering Price	$ 608,200,500.00
Final Prospectus	true